Financial Instruments and Financial Risk Management	12 Months Ended
Dec. 31, 2021
Disclosure of financial risk management [Abstract]
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

NOTE 3 - FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT:

Based on assessments by Company management, the Group’s exposure to credit risk as of December 31, 2021 is immaterial (see Note 3b). The activities of the Group expose it to market risk, primarily as a result of currency risk.

a.	Market risk:

1)	Currency risk

The Group’s activities are partly denominated in non-SEK currencies (primarily the USD and the New Israeli Shekel, or “NIS”), which exposes the Group to risks resulting from changes in exchange rates.

The effect of fluctuations in various exchange rates on the Group’s income and equity is as follows:

	December 31, 2021
	Income (loss)		Value on	Income (loss)
Sensitive instrument	10% increase	5% increase	financial position	5% decrease	10% decrease
	In USD thousands
NIS-linked balances:
Cash and cash equivalents	(5)	(2)	51	3	6
Short term bank deposits	(7)	(4)	76	4	8
Other receivables	(2)	(1)	18	1	2
Lease liability	12	6	(127)	(7)	(14)
Trade payables	1	1	(13)	(1)	(1)
Other payables	18	9	(195)	(10)	(22)
Total NIS-linked balances	17	9	(190)	(10)	(21)

USD-linked balances
Cash and cash equivalents	(662)	(347)	7,285	383	809
Loans from related party	100	52	(1,102)	(58)	(122)
Total USD- linked balances	(562)	(295)	6,183	325	687

Total	(545)	(286)	5,993	315	666

	December 31, 2020
	Income (loss)		Value on	Income (loss)
Sensitive instrument	10% increase	5% increase	financial position	5% decrease	10% decrease
	In USD thousands
NIS-linked balances:
Cash and cash equivalents	(5)	(3)	56	3	6
Short term bank deposits	(6)	(3)	68	4	8
Other receivables	(1)	(1)	16	1	2
Lease liability	20	10	(219)	(12)	(24)
Trade payables	1	1	(9)	(1)	(1)
Other payables	17	9	(191)	(10)	(21)
Total NIS-linked balances	26	13	(279)	(15)	(30)

USD-linked balances
Cash and cash equivalents	(27)	(14)	296	16	33
Loans from related party	97	51	(1,062)	(56)	(118)
Total USD- linked balances	70	37	(766)	(40)	(85)

Total	96	50	(1,045)	(55)	(115)

The Group also maintains cash and cash equivalent balances in other currencies in amounts that are not material.

As shown in the table above, the Group is primarily exposed to changes in USD/SEK exchange rates. The sensitivity of profit or loss to changes in the exchange rates arises mainly from U.S. dollar-denominated financial instruments. The impact on other components of equity is considered to be low.

2)	Concentration of currency risk

Set forth below is certain data regarding U.S. dollar exchange rates:

	Exchange rate	Exchange rate
	of SEK per $1	of NIS per $1
As of December 31:
2019	9.3171	3.456
2020	8.1886	3.215
2021	9.0437	3.110

Percentage increase (decrease) in USD exchange rate:

2019	3.85%	(7.8%)
2020	(12.11%)	(7.0%)
2021	10.44%	(3.3%)

Set forth below is information on the linkage of monetary items by currency:

	December 31, 2021			Other
	SEK	NIS	USD	Currencies
	in USD thousands
Assets:
Current assets:
Cash and cash equivalents	7,276	51	7,285	9
Short term bank deposits	-	70	-	-
Other receivables	328	18	-	43
	7,604	139	7,285	52
Liabilities:
Current liabilities:
Current maturities of long-term loans	-	-	220	-
Current maturities of lease liability	-	127		-
Accounts payable and accruals:
Trade	33	13		-
Other	97	231		182
Non-current liabilities
Lease liabilities, net of current maturities	-	-		-
Long-term loans, net of current maturities	-	-	882	129
	130	371	1,102	311
Net asset value	7,474	(232)	6,183	(268)

	December 31, 2020			Other
	SEK	NIS	USD	Currencies
	in USD thousands
Assets:
Current assets:
Cash and cash equivalents	10,365	56	296	17
Short term bank deposits	-	68	-	-
Other receivables	151	16	-	50
	10,516	140	296	67
Liabilities:
Current liabilities:
Current maturities of long-term loans	-	-	-	-
Current maturities of lease liability	-	96	-	-
Accounts payable and accruals:
Trade	32	9	-	2
Other	99	191	-	156
Non-current liabilities
Lease liabilities, net of current maturities	-	123	-
Long-term loans, net of current maturities	-		1,062	134
	131	419	1,062	292
Net asset value	10,385	(279)	(766)	(225)

3)	Fair value of financial instruments

As of December 31, 2021, and 2020, the financial instruments of the Group consist of non-derivative assets and liabilities (primarily working capital items, deposits and loans).

With regard to non-derivative assets and liabilities, given their nature, the fair value of the financial instruments included in the consolidated statement of financial position is generally close or identical to their carrying amount.

4)	Exposure to market risk and management thereof

In the opinion of Group management, the market risk to which the Group is exposed is primarily related to currency risk exposure, as mentioned above. Additionally, Group management does not consider the interest rate risk to be material.

b.	Credit risk

Credit risk arises from bank balances at banks and outstanding receivables. Credit risk is managed by Group management. Only banks and credit institutions with a good credit rating are accepted. Outstanding receivables are outstanding with public authorities and other counterparties with a strong financial position, which is why the credit risk is considered to be limited.

c.	Liquidity risk

Through careful liquidity management, the Group ensures that sufficient cash is available to meet the need in operating activities. At the same time, the Group ensures that it has sufficient cash and cash equivalents to enable debts to be paid when they fall due. Group management monitors rolling forecasts of the Group’s liquidity reserves on the basis of anticipated cash flows and maintains the liquidity balances at a level that is sufficient to meet its needs.